Transactions and Balances with Related Parties (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Transactions and Balances with Related Parties [Abstract]
Rent payments		$ 273
Payments		0
Trade payables and accrued liabilities		1,466
Consulting fees		$ 1,466